Borrowings - Schedule of current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current
Bank loans	£ 975	£ 488
Bonds	2,780	1,828
Commercial paper	0	2,226
Lease liabilities	145	120
Current portion of non-current borrowings	3,900	4,662
Non-current
Bank loans	1,045	1,834
Bonds	41,062	40,334
Lease liabilities	748	709
Non-current portion of non-current borrowings	42,855	42,877
Total borrowings	£ 46,755	£ 47,539	£ 47,072